Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
COMMITMENTS

17. COMMITMENTS

Operating lease commitments

The total future minimum lease payments including the agreed property management fee under the non-cancellable operating lease with respect to the contractual obligations as of December 31, 2024 are payable as follows:

December 31, 2024
Within 1 year	$45
1 – 2 years	89
Total	$134

Capital expenditure commitments

The Company has commitments for capital expenditures totaling $5,904 as of December 31, 2024. These commitments are primarily related to the acquisition of CheerCar, CheerReal, and a VR platform.